Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	486,217,041.63	28,403
Yield Supplement Overcollateralization Amount 08/31/22	13,433,258.32	0
Receivables Balance 08/31/22	499,650,299.95	28,403
Principal Payments	20,289,806.40	459
Defaulted Receivables	321,795.08	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	12,555,145.53	0
Pool Balance at 09/30/22	466,483,552.94	27,929

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.33%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,326,234.12	203
Past Due 61-90 days	1,183,065.48	58
Past Due 91-120 days	346,262.89	16
Past Due 121+ days	0.00	0
Total	5,855,562.49	277

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	295,752.47
Aggregate Net Losses/(Gains) - September 2022	26,042.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.23%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	0.47%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	39.81

Flow of Funds	$ Amount
Collections	22,239,686.65
Investment Earnings on Cash Accounts	24,790.26
Servicing Fee	(416,375.25)
Transfer to Collection Account	-
Available Funds	21,848,101.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	180,623.02
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,409,431.05
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,884,714.20

Total Distributions of Available Funds	21,848,101.66

Servicing Fee	416,375.25
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	479,892,983.99
Principal Paid	19,733,488.69
Note Balance @ 10/17/22	460,159,495.30

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	318,602,983.99
Principal Paid	19,733,488.69
Note Balance @ 10/17/22	298,869,495.30
Note Factor @ 10/17/22	71.7212199%

Class A-4
Note Balance @ 09/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	104,620,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	37,770,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	18,900,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	229,898.77
Total Principal Paid	19,733,488.69
Total Paid	19,963,387.46

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	127,441.19
Principal Paid	19,733,488.69
Total Paid to A-3 Holders	19,860,929.88

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1830783
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7146294
Total Distribution Amount	15.8977077

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3058270
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.3554479
Total A-3 Distribution Amount	47.6612749

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	679.53
Noteholders' Principal Distributable Amount	320.47

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	12,588,844.52
Investment Earnings	23,296.81
Investment Earnings Paid	(23,296.81)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,048,867.58	$1,919,700.30	$2,312,226.63
Number of Extensions	95	82	100
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.37%	0.42%